Lease liability and Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements of the right-of-use assets [roll forward]
Right-of-use assets at beginning of period	$ 1,431	$ 1,561
Impact of business combinations		12
Additions to right-of-use assets		247
Depreciation charge		(300)
Lease contract terminations, right-of-use assets		(34)
Impairment loss recognised in profit or loss, right of use assets		(3)
Increase decrease through net exchange differences, right-of-use assets		(52)
Right-of-use assets at end of period	1,410	1,431	$ 1,561
Continuing operations
Movements of the right-of-use assets [roll forward]
Impact of business combinations	16
Additions to right-of-use assets	421	216
Depreciation charge	(259)	(267)	(279)
Lease contract terminations, right-of-use assets	(93)
Impairment loss recognised in profit or loss, right of use assets	(4)	(3)	$ (0)
Increase decrease through net exchange differences, right-of-use assets	15
Discontinued operations
Movements of the right-of-use assets [roll forward]
Costs and accumulated depreciation/impairments on assets related to discontinued operations	(117)
Additions to right-of-use assets	66	$ 32
Right-of-use assets at end of period	$ 133